UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

February
Date of reporting period:
August 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Small Cap Index Fund
Class A / NMSAX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based
on
a hypothetical $10,000
investment
)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 24	0.45%
Key Fund Statistics
Fund net assets	$ 3,277,016,446
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund net assets. Derivatives
are
excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to
change.
Top Holdings
iShares Core S&P Small-Cap ETF	1.1%
Fabrinet	0.7%
Ensign Group, Inc. (The)	0.6%
Mueller Industries, Inc.	0.6%
ATI, Inc.	0.6%
Comerica, Inc.	0.6%
SPX Technologies, Inc.	0.6%
SPS Commerce, Inc.	0.6%
Meritage Homes Corp.	0.5%
Carpenter Technology Corp.	0.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information
and
proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Index Fund
Institutional Class / NMSCX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%
Key Fund Statistics
Fund net assets	$ 3,277,016,446
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
iShares Core S&P Small-Cap ETF	1.1%
Fabrinet	0.7%
Ensign Group, Inc. (The)	0.6%
Mueller Industries, Inc.	0.6%
ATI, Inc.	0.6%
Comerica, Inc.	0.6%
SPX Technologies, Inc.	0.6%
SPS Commerce, Inc.	0.6%
Meritage Homes Corp.	0.5%
Carpenter Technology Corp.	0.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including
its
prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Index Fund
Institutional 2 Class / CXXRX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 10	0.20%
Key Fund Statistics
Fund net assets	$ 3,277,016,446
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are
excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
iShares Core S&P Small-Cap ETF	1.1%
Fabrinet	0.7%
Ensign Group, Inc. (The)	0.6%
Mueller Industries, Inc.	0.6%
ATI, Inc.	0.6%
Comerica, Inc.	0.6%
SPX Technologies, Inc.	0.6%
SPS Commerce, Inc.	0.6%
Meritage Homes Corp.	0.5%
Carpenter Technology Corp.	0.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Index Fund
Institutional 3 Class / CSPYX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 10	0.20%
Key Fund
Statistics
Fund net assets	$ 3,277,016,446
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are
excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
iShares Core S&P Small-Cap ETF	1.1%
Fabrinet	0.7%
Ensign Group, Inc. (The)	0.6%
Mueller Industries, Inc.	0.6%
ATI, Inc.	0.6%
Comerica, Inc.	0.6%
SPX Technologies, Inc.	0.6%
SPS Commerce, Inc.	0.6%
Meritage Homes Corp.	0.5%
Carpenter Technology Corp.	0.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Small Cap Index Fund
Semiannual Financial Statements and Additional Information
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Small Cap Index Fund | 2024

Portfolio of Investments
August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 3.0%
Diversified Telecommunication Services 0.7%
Cogent Communications Holdings, Inc.	104,676	7,325,226
Consolidated Communications Holdings, Inc.(a)	187,983	859,082
Lumen Technologies, Inc.(a)	2,517,430	13,216,508
Shenandoah Telecommunications Co.	124,461	1,881,850
Total		23,282,666
Entertainment 0.5%
Cinemark Holdings, Inc.(a)	264,627	7,245,487
Madison Square Garden Sports Corp., Class A(a)	41,413	8,657,388
Total		15,902,875
Interactive Media & Services 1.0%
Cargurus, Inc.(a)	194,670	5,641,536
Cars.com, Inc.(a)	152,501	2,720,618
IAC, Inc.(a)	173,276	9,145,507
QuinStreet, Inc.(a)	130,240	2,488,886
Shutterstock, Inc.	59,560	2,137,013
TripAdvisor, Inc.(a)	269,772	3,914,392
Yelp, Inc.(a)	167,305	5,843,964
Total		31,891,916
Media 0.6%
AMC Networks, Inc., Class A(a)	76,713	755,623
Cable One, Inc.	11,288	3,981,503
EchoStar Corp., Class A(a)	298,980	5,543,089
John Wiley & Sons, Inc., Class A	104,314	5,039,409
Scholastic Corp.	63,148	2,013,158
TechTarget, Inc.(a)	64,433	1,717,140
Thryv Holdings, Inc.(a)	78,202	1,424,841
Total		20,474,763
Wireless Telecommunication Services 0.2%
Gogo(a)	151,314	1,205,973
Telephone and Data Systems, Inc.	244,492	5,774,901
Total		6,980,874
Total Communication Services		98,533,094
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 13.1%
Automobile Components 1.4%
American Axle & Manufacturing Holdings, Inc.(a)	291,548	1,874,654
Dana, Inc.	319,980	3,612,574
Dorman Products, Inc.(a)	69,225	7,851,500
Fox Factory Holding Corp.(a)	103,213	4,178,062
Gentherm, Inc.(a)	78,484	3,966,581
LCI Industries	63,120	7,438,061
Patrick Industries, Inc.	52,226	6,748,644
Phinia, Inc.	113,300	5,433,868
Standard Motor Products, Inc.	46,530	1,503,384
XPEL, Inc.(a)	52,773	2,284,543
Total		44,891,871
Automobiles 0.1%
Winnebago Industries, Inc.	72,592	4,330,839
Broadline Retail 0.2%
Kohl’s Corp.	275,065	5,333,510
Diversified Consumer Services 1.1%
Adtalem Global Education, Inc.(a)	93,268	7,061,320
frontdoor, Inc.(a)	192,930	9,276,074
Mister Car Wash, Inc.(a)	229,804	1,496,024
Perdoceo Education Corp.	162,705	3,651,100
Strategic Education, Inc.	54,383	5,247,960
Stride, Inc.(a)	99,072	8,157,589
Total		34,890,067
Hotels, Restaurants & Leisure 2.0%
BJ’s Restaurants, Inc.(a)	57,993	1,776,326
Bloomin’ Brands, Inc.	214,472	3,753,260
Brinker International, Inc.(a)	110,344	7,891,803
Cheesecake Factory, Inc. (The)	116,272	4,570,652
Chuy’s Holdings, Inc.(a)	42,733	1,589,668
Cracker Barrel Old Country Store, Inc.	55,062	2,179,354
Dave & Buster’s Entertainment, Inc.(a)	79,978	2,506,510
Dine Brands Global, Inc.	38,207	1,208,105
Golden Entertainment, Inc.	53,848	1,744,137
Jack in the Box, Inc.	48,090	2,373,722
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Monarch Casino & Resort, Inc.	32,526	2,469,374
Papa John’s International, Inc.	81,775	3,873,682
Penn Entertainment, Inc.(a)	370,634	6,901,205
Sabre Corp.(a)	947,244	2,889,094
Shake Shack, Inc., Class A(a)	93,388	9,283,701
Six Flags Entertainment Corp.	230,950	10,110,991
Total		65,121,584
Household Durables 3.1%
Cavco Industries, Inc.(a)	19,253	7,957,650
Century Communities, Inc.	70,173	7,022,212
Ethan Allen Interiors, Inc.	56,723	1,785,640
Green Brick Partners, Inc.(a)	62,404	4,916,187
Installed Building Products, Inc.	58,219	12,942,666
La-Z-Boy, Inc.	105,753	4,290,399
Leggett & Platt, Inc.	332,428	4,201,890
LGI Homes, Inc.(a)	50,851	5,485,806
M/I Homes, Inc.(a)	68,829	10,969,278
Meritage Homes Corp.	90,076	17,841,353
Newell Brands, Inc.	947,373	6,716,875
Sonos, Inc.(a)	304,812	3,727,851
Tri Pointe Homes, Inc.(a)	235,308	10,457,087
Worthington Enterprises, Inc.	75,865	3,474,617
Total		101,789,511
Leisure Products 0.3%
Sturm Ruger & Co., Inc.	43,157	1,817,773
Topgolf Callaway Brands Corp.(a)	350,565	3,526,684
Vista Outdoor, Inc.(a)	144,349	5,779,734
Total		11,124,191
Specialty Retail 3.5%
Academy Sports & Outdoors, Inc.	183,012	10,153,506
Advance Auto Parts, Inc.	147,839	6,698,585
American Eagle Outfitters, Inc.	458,673	9,439,490
Asbury Automotive Group, Inc.(a)	50,029	12,289,124
Boot Barn Holdings, Inc.(a)	75,394	10,115,613
Buckle, Inc. (The)	73,350	3,073,365
Caleres, Inc.	82,005	3,454,871
Designer Brands, Inc.	107,951	716,795
Foot Locker, Inc.	203,894	6,349,259
Common Stocks (continued)
Issuer	Shares	Value ($)
Group 1 Automotive, Inc.	32,773	12,347,555
Guess?, Inc.	67,624	1,401,169
Haverty Furniture Companies, Inc.	33,024	904,858
Leslie’s, Inc.(a)	458,188	1,383,728
MarineMax, Inc.(a)	50,332	1,596,531
Monro, Inc.	74,161	2,009,021
National Vision Holdings, Inc.(a)	194,842	2,057,532
ODP Corp. (The)(a)	79,232	2,444,307
Sally Beauty Holdings, Inc.(a)	256,729	3,350,313
Shoe Carnival, Inc.	44,412	1,796,021
Signet Jewelers Ltd.	110,753	9,314,327
Sonic Automotive, Inc., Class A	36,870	2,298,476
Upbound Group, Inc.	111,100	3,699,630
Urban Outfitters, Inc.(a)	140,650	5,108,408
Victoria’s Secret & Co.(a)	194,165	4,555,111
Total		116,557,595
Textiles, Apparel & Luxury Goods 1.4%
G-III Apparel Group Ltd.(a)	99,252	2,627,200
Hanesbrands, Inc.(a)	871,925	5,536,724
Kontoor Brands, Inc.	123,235	9,224,140
Movado Group, Inc.	38,797	925,696
Oxford Industries, Inc.	36,462	3,171,465
Steven Madden Ltd.	171,068	7,715,167
VF Corp.	819,670	14,926,191
Wolverine World Wide, Inc.	198,235	2,717,802
Total		46,844,385
Total Consumer Discretionary		430,883,553
Consumer Staples 3.3%
Beverages 0.2%
MGP Ingredients, Inc.	38,766	3,473,046
National Beverage Corp.	57,999	2,619,235
Total		6,092,281
Consumer Staples Distribution & Retail 0.7%
Andersons, Inc. (The)	78,804	4,016,640
Grocery Outlet Holding Corp.(a)	247,672	4,690,908
PriceSmart, Inc.	62,398	5,589,613
SpartanNash Co.	85,478	1,888,209
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
The Chefs’ Warehouse(a)	87,790	3,760,046
United Natural Foods, Inc.(a)	147,412	2,230,343
Total		22,175,759
Food Products 1.2%
B&G Foods, Inc.	196,057	1,660,603
Calavo Growers, Inc.	44,146	1,016,241
Cal-Maine Foods, Inc.	100,939	7,271,646
Fresh Del Monte Produce, Inc.	83,156	2,431,482
Hain Celestial Group, Inc. (The)(a)	222,826	1,782,608
J&J Snack Foods Corp.	38,464	6,546,188
John B. Sanfilippo & Son, Inc.	22,336	2,119,016
Simply Good Foods Co. (The)(a)	225,668	7,128,852
Tootsie Roll Industries, Inc.	43,950	1,306,194
TreeHouse Foods, Inc.(a)	118,714	4,877,958
WK Kellogg Co.	164,002	2,815,914
Total		38,956,702
Household Products 0.6%
Central Garden & Pet Co.(a)	23,628	932,597
Central Garden & Pet Co., Class A(a)	134,363	4,595,215
Energizer Holdings, Inc.	165,586	5,364,986
WD-40 Co.	33,613	8,834,841
Total		19,727,639
Personal Care Products 0.4%
Edgewell Personal Care Co.	122,901	4,943,078
Inter Parfums, Inc.	44,477	5,730,417
Nu Skin Enterprises, Inc., Class A	123,181	1,100,006
Usana Health Sciences, Inc.(a)	27,404	1,118,631
Total		12,892,132
Tobacco 0.2%
Universal Corp.	60,944	3,309,259
Vector Group Ltd.	331,858	4,971,233
Total		8,280,492
Total Consumer Staples		108,125,005
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.6%
Energy Equipment & Services 2.2%
Archrock, Inc.	369,254	7,470,009
Bristow Group, Inc.(a)	59,856	2,382,867
Cactus, Inc., Class A	162,960	9,699,379
Core Laboratories, Inc.	116,319	2,275,200
Dril-Quip, Inc.(a)	85,366	1,392,320
Helix Energy Solutions Group, Inc.(a)	355,418	3,987,790
Helmerich & Payne, Inc.	244,852	7,989,521
Liberty Energy, Inc., Class A	376,121	7,744,331
Nabors Industries Ltd.(a)	22,241	1,676,304
Oceaneering International, Inc.(a)	251,459	6,786,878
Patterson-UTI Energy, Inc.	767,131	7,065,277
ProPetro Holding Corp.(a)	204,413	1,623,039
RPC, Inc.	209,495	1,344,958
Tidewater, Inc.(a)	120,389	10,678,504
Total		72,116,377
Oil, Gas & Consumable Fuels 2.4%
California Resources Corp.	159,151	8,350,653
Comstock Resources, Inc.	239,151	2,542,175
CONSOL Energy, Inc.	65,598	6,709,363
CVR Energy, Inc.	72,306	1,838,019
Dorian LPG Ltd.	84,568	3,297,306
Green Plains, Inc.(a)	160,264	2,270,941
Magnolia Oil & Gas Corp., Class A	448,734	11,492,078
Northern Oil & Gas, Inc.	226,990	9,029,662
Par Pacific Holdings, Inc.(a)	132,199	2,966,546
Peabody Energy Corp.	262,081	6,135,316
REX American Resources Corp.(a)	37,769	1,712,824
SM Energy Co.	285,305	13,018,467
Talos Energy, Inc.(a)	387,723	4,447,183
Vital Energy, Inc.(a)	63,290	2,271,478
World Kinect Corp.	148,655	4,279,777
Total		80,361,788
Total Energy		152,478,165
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 19.5%
Banks 9.8%
Ameris Bancorp	160,512	9,892,355
Atlantic Union Bankshares Corp.	222,635	8,834,157
Axos Financial, Inc.(a)	125,745	8,730,475
Banc of California, Inc.	344,284	4,895,718
BancFirst Corp.	36,002	3,830,613
Bancorp, Inc. (The)(a)	128,384	6,727,322
Bank of Hawaii Corp.	98,452	6,534,259
BankUnited, Inc.	185,408	7,125,229
Banner Corp.	85,441	5,089,720
Berkshire Hills Bancorp, Inc.	105,426	2,903,432
Brookline Bancorp, Inc.	220,472	2,255,429
Capitol Federal Financial, Inc.	306,155	1,839,992
Cathay General Bancorp	180,586	7,943,978
Central Pacific Financial Corp.	67,068	1,845,041
City Holding Co.	36,614	4,347,546
Comerica, Inc.	328,834	18,779,710
Community Financial System, Inc.	130,879	8,004,560
Customers Bancorp, Inc.(a)	70,651	3,661,135
CVB Financial Corp.	329,010	6,060,364
Dime Community Bancshares, Inc.	86,986	2,262,506
Eagle Bancorp, Inc.	74,875	1,630,029
FB Financial Corp.	87,403	4,214,573
First BanCorp	410,200	8,770,076
First BanCorp	102,107	4,337,505
First Commonwealth Financial Corp.	252,925	4,355,369
First Financial Bancorp	236,754	6,266,878
First Hawaiian, Inc.	317,066	7,714,216
Fulton Financial Corp.	450,793	8,722,845
Hanmi Financial Corp.	74,878	1,483,333
Heritage Financial Corp.	86,036	1,965,062
Hilltop Holdings, Inc.	114,929	3,775,418
Hope Bancorp, Inc.	299,142	3,826,026
Independent Bank Corp.	105,322	6,667,936
Independent Bank Group, Inc.	89,284	5,198,114
Lakeland Financial Corp.	63,251	4,310,556
National Bank Holdings Corp., Class A	93,811	4,109,860
NBT Bancorp, Inc.	116,936	5,725,187
Common Stocks (continued)
Issuer	Shares	Value ($)
Northwest Bancshares, Inc.	315,633	4,371,517
OFG Bancorp	116,571	5,361,100
Pacific Premier Bancorp, Inc.	239,165	6,146,540
Park National Corp.	35,648	6,266,562
Pathward Financial, Inc.	62,676	4,313,362
Preferred Bank	30,559	2,531,813
Provident Financial Services, Inc.	323,698	6,172,921
Renasant Corp.	155,224	5,432,840
S&T Bancorp, Inc.	94,831	4,074,888
Seacoast Banking Corp. of Florida	208,758	5,711,619
ServisFirst Bancshares, Inc.	121,671	9,862,651
Simmons First National Corp., Class A	311,215	6,666,225
Southside Bancshares, Inc.	71,355	2,442,482
Stellar Bancorp, Inc.	116,926	3,188,572
Tompkins Financial Corp.	31,080	1,906,447
Triumph Financial, Inc.(a)	53,539	4,496,205
TrustCo Bank Corp.	47,182	1,643,821
Trustmark Corp.	151,789	5,056,092
United Community Banks, Inc.	295,486	9,003,458
Veritex Holdings, Inc.	135,230	3,406,444
WaFd, Inc.	167,594	6,145,672
Westamerica BanCorp	66,165	3,426,685
WSFS Financial Corp.	149,041	8,158,504
Total		320,422,944
Capital Markets 2.8%
Artisan Partners Asset Management, Inc., Class A	173,379	7,210,833
B Riley Financial, Inc.	40,573	199,416
BGC Group, Inc., Class A	952,118	9,406,926
BrightSphere Investment Group, Inc.	73,055	1,781,811
Cohen & Steers, Inc.	65,180	5,824,485
Donnelley Financial Solutions, Inc.(a)	61,802	4,119,721
HA Sustainable Infrastructure Capital, Inc.	282,046	9,132,649
Moelis & Co., ADR, Class A	174,490	11,654,187
Piper Sandler Companies	38,579	10,520,493
PJT Partners, Inc.	54,727	6,758,785
StepStone Group, Inc., Class A	129,014	7,057,066
StoneX Group, Inc.(a)	67,648	5,605,313
Virtu Financial, Inc. Class A	219,477	6,740,139
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Virtus Investment Partners, Inc.	16,618	3,517,366
WisdomTree, Inc.	276,876	2,807,523
Total		92,336,713
Consumer Finance 0.9%
Bread Financial Holdings, Inc.	122,975	7,153,456
Encore Capital Group, Inc.(a)	58,747	2,942,050
Enova International, Inc.(a)	67,262	5,766,371
Ezcorp, Inc., Class A(a)	128,898	1,575,133
Green Dot Corp., Class A(a)	113,493	1,267,717
Navient Corp.	199,686	3,380,684
PRA Group, Inc.(a)	97,598	2,275,985
PROG Holdings, Inc.	107,080	5,007,061
World Acceptance Corp.(a)	8,329	981,573
Total		30,350,030
Financial Services 2.3%
EVERTEC, Inc.	159,743	5,471,198
Jackson Financial, Inc., Class A	168,339	15,145,460
Mr. Cooper Group, Inc.(a)	160,517	15,058,100
NCR Atleos Corp.(a)	169,915	4,861,268
NMI Holdings, Inc., Class A(a)	199,093	8,176,750
Payoneer Global, Inc.(a)	628,265	4,668,009
Radian Group, Inc.	373,454	13,500,362
Walker & Dunlop, Inc.	83,625	8,952,892
Total		75,834,039
Insurance 2.4%
Ambac Financial Group, Inc.(a)	112,164	1,312,319
AMERISAFE, Inc.	47,433	2,377,342
Assured Guaranty Ltd.	128,223	10,268,098
Employers Holdings, Inc.	62,857	3,013,993
Genworth Financial, Inc., Class A(a)	1,085,609	7,577,551
Goosehead Insurance, Inc., Class A(a)	62,594	5,279,178
HCI Group, Inc.	18,187	1,742,860
Horace Mann Educators Corp.	101,596	3,617,833
Lincoln National Corp.	421,691	13,536,281
Mercury General Corp.	65,917	4,365,683
Palomar Holdings, Inc.(a)	61,812	6,132,987
ProAssurance Corp.(a)	126,517	1,695,328
Safety Insurance Group, Inc.	36,798	3,258,463
Common Stocks (continued)
Issuer	Shares	Value ($)
SiriusPoint Ltd.(a)	228,322	3,422,547
Stewart Information Services Corp.	68,405	5,055,813
Trupanion, Inc.(a)	89,625	4,098,551
United Fire Group, Inc.	52,700	1,078,769
Total		77,833,596
Mortgage Real Estate Investment Trusts (REITS) 1.3%
Apollo Commercial Real Estate Finance, Inc.	324,375	3,435,131
Arbor Realty Trust, Inc.	467,543	6,358,585
ARMOUR Residential REIT, Inc.	120,912	2,472,650
Blackstone Mortgage Trust, Inc.	430,512	7,947,252
Ellington Financial, Inc.	210,916	2,773,545
Franklin BSP Realty Trust, Inc.	203,049	2,765,527
KKR Real Estate Finance Trust, Inc.	144,403	1,722,728
New York Mortgage Trust, Inc.	226,258	1,509,141
PennyMac Mortgage Investment Trust	215,388	3,060,663
Ready Capital Corp.	385,324	3,194,336
Redwood Trust, Inc.	327,758	2,481,128
Two Harbors Investment Corp.	256,679	3,634,575
Total		41,355,261
Total Financials		638,132,583
Health Care 10.7%
Biotechnology 1.9%
Alkermes PLC(a)	419,692	11,940,237
Arcus Biosciences, Inc.(a)	135,346	2,317,123
Catalyst Pharmaceuticals, Inc.(a)	278,295	5,635,474
Dynavax Technologies Corp.(a)	324,630	3,642,349
Ironwood Pharmaceuticals, Inc.(a)	346,927	1,755,451
Krystal Biotech, Inc.(a)	61,620	12,023,294
Myriad Genetics, Inc.(a)	224,472	6,359,292
Protagonist Therapeutics, Inc.(a)	145,465	6,238,994
REGENXBIO, Inc.(a)	112,389	1,373,394
Vericel Corp.(a)	120,540	6,225,891
Vir Biotechnology, Inc.(a)	215,965	1,783,871
Xencor, Inc.(a)	152,933	2,674,798
Total		61,970,168
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.2%
Artivion, Inc.(a)	98,331	2,668,703
Avanos Medical, Inc.(a)	113,848	2,757,399
CONMED Corp.	76,392	5,593,422
Embecta Corp.	143,030	2,337,110
Glaukos Corp.(a)	124,920	16,725,539
ICU Medical, Inc.(a)	50,762	8,392,481
Inari Medical, Inc.(a)	128,329	5,547,663
Integer Holdings Corp.(a)	83,095	10,808,167
Integra LifeSciences Holdings Corp.(a)	170,028	3,458,370
LeMaitre Vascular, Inc.	49,546	4,473,508
Merit Medical Systems, Inc.(a)	144,111	13,932,651
Omnicell, Inc.(a)	113,895	5,066,050
QuidelOrtho Corp.(a)	122,914	5,193,117
STAAR Surgical Co.(a)	121,827	4,031,255
Tandem Diabetes Care, Inc.(a)	160,192	6,968,352
UFP Technologies, Inc.(a)	17,501	5,971,866
Varex Imaging Corp.(a)	101,438	1,265,946
Total		105,191,599
Health Care Providers & Services 3.2%
AdaptHealth Corp.(a)	193,748	2,129,291
Addus HomeCare Corp.(a)	43,822	5,828,764
AMN Healthcare Services, Inc.(a)	94,238	4,997,441
Astrana Health, Inc.(a)	104,963	5,016,182
Corvel Corp.(a)	22,470	7,206,803
Cross Country Healthcare, Inc.(a)	81,070	1,209,564
Enhabit, Inc.(a)	124,391	1,049,860
Ensign Group, Inc. (The)	140,041	21,196,606
Fulgent Genetics, Inc.(a)	50,467	1,138,536
National HealthCare Corp.	33,611	4,609,076
NeoGenomics, Inc.(a)	316,743	5,232,594
Owens & Minor, Inc.(a)	181,789	2,825,001
Patterson Companies, Inc.	197,758	4,447,577
Pediatrix Medical Group, Inc.(a)	205,331	2,229,895
Premier, Inc.	259,968	5,295,548
Privia Health Group, Inc.(a)	257,455	5,185,144
RadNet, Inc.(a)	164,909	10,931,818
Common Stocks (continued)
Issuer	Shares	Value ($)
Select Medical Holdings Corp.	264,448	9,538,639
U.S. Physical Therapy, Inc.	37,371	3,198,958
Total		103,267,297
Health Care Technology 0.3%
Certara, Inc.(a)	267,268	3,274,033
HealthStream, Inc.	59,559	1,729,593
Schrodinger, Inc.(a)	137,048	2,882,120
Simulations Plus, Inc.	39,652	1,437,385
Total		9,323,131
Life Sciences Tools & Services 0.3%
BioLife Solutions, Inc.(a)	90,189	2,334,091
Cytek Biosciences, Inc.(a)	237,670	1,364,226
Fortrea Holdings, Inc.(a)	221,724	5,112,956
Mesa Laboratories, Inc.	12,709	1,699,066
Total		10,510,339
Pharmaceuticals 1.8%
Amphastar Pharmaceuticals, Inc.(a)	94,601	4,610,853
ANI Pharmaceuticals, Inc.(a)	38,028	2,424,285
Collegium Pharmaceutical, Inc.(a)	81,138	3,120,568
Corcept Therapeutics, Inc.(a)	227,227	8,021,113
Harmony Biosciences Holdings, Inc.(a)	78,877	2,837,994
Innoviva, Inc.(a)	136,288	2,641,261
Ligand Pharmaceuticals, Inc.(a)	41,880	4,430,904
Organon & Co.	637,820	14,255,277
Pacira Pharmaceuticals, Inc.(a)	115,441	1,796,262
Phibro Animal Health Corp., Class A	50,441	1,059,261
Prestige Consumer Healthcare, Inc.(a)	123,796	9,240,133
Supernus Pharmaceuticals, Inc.(a)	136,343	4,793,820
Total		59,231,731
Total Health Care		349,494,265
Industrials 17.0%
Aerospace & Defense 1.3%
AAR Corp.(a)	82,124	5,402,117
Aerovironment, Inc.(a)	69,335	14,127,700
Mercury Systems, Inc.(a)	129,524	4,908,960
Moog, Inc., Class A	71,326	14,079,752
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
National Presto Industries, Inc.	13,027	1,019,884
Triumph Group, Inc.(a)	190,638	2,655,587
Total		42,194,000
Air Freight & Logistics 0.3%
Forward Air Corp.	78,305	2,487,750
HUB Group, Inc., Class A	153,126	7,216,828
Total		9,704,578
Building Products 1.8%
American Woodmark Corp.(a)	39,298	3,521,494
Apogee Enterprises, Inc.	54,885	3,665,220
Armstrong World Industries, Inc.	108,526	13,756,756
AZZ, Inc.	73,665	6,126,718
Gibraltar Industries, Inc.(a)	75,570	5,264,962
Griffon Corp.	92,174	6,100,997
Hayward Holdings, Inc.(a)	314,398	4,665,666
Insteel Industries, Inc.	48,301	1,661,554
MasterBrand, Inc.(a)	314,985	5,052,359
Quanex Building Products Corp.	110,017	3,039,770
Resideo Technologies, Inc.(a)	362,142	7,300,783
Total		60,156,279
Commercial Services & Supplies 2.2%
ABM Industries, Inc.	156,970	8,970,835
Brady Corp., Class A	111,094	8,225,400
CoreCivic, Inc.(a)	275,933	3,802,357
Deluxe Corp.	109,240	2,249,252
Enviri Corp.(a)	198,667	2,374,071
GEO Group, Inc. (The)(a)	330,575	4,585,075
Healthcare Services Group, Inc.(a)	182,652	1,989,080
HNI Corp.	117,303	6,316,767
Interface, Inc.	144,451	2,727,235
Liquidity Services, Inc.(a)	55,188	1,201,443
Matthews International Corp., Class A	76,165	1,929,259
MillerKnoll, Inc.	177,675	5,232,529
OPENLANE, Inc.(a)	268,604	4,654,907
Pitney Bowes, Inc.	385,962	2,728,751
Unifirst Corp.	37,371	7,088,905
Common Stocks (continued)
Issuer	Shares	Value ($)
Vestis Corp.	326,017	4,587,059
Viad Corp.(a)	52,400	1,803,084
Total		70,466,009
Construction & Engineering 1.1%
Arcosa, Inc.	120,493	11,023,905
Dycom Industries, Inc.(a)	72,152	12,695,866
Granite Construction, Inc.	109,501	8,230,095
MYR Group, Inc.(a)	41,580	4,191,264
Total		36,141,130
Electrical Equipment 0.5%
Powell Industries, Inc.	22,894	3,833,371
Sunrun, Inc.(a)	549,755	11,280,973
Vicor Corp.(a)	56,144	2,161,544
Total		17,275,888
Ground Transportation 0.9%
ArcBest Corp.	58,115	6,177,625
Heartland Express, Inc.	113,713	1,407,767
Hertz Global Holdings, Inc.(a)	326,137	991,457
Marten Transport Ltd.	143,272	2,500,096
RXO, Inc.(a)	291,535	8,297,086
Schneider National, Inc., Class B	91,811	2,488,996
Werner Enterprises, Inc.	157,273	5,812,810
Total		27,675,837
Machinery 4.9%
3D Systems Corp.(a)	330,935	708,201
Alamo Group, Inc.	25,708	4,766,263
Albany International Corp., Class A	77,380	7,286,101
Astec Industries, Inc.	56,461	1,910,076
Barnes Group, Inc.	125,748	5,034,950
Enerpac Tool Group Corp.	134,557	5,549,131
EnPro, Inc.	51,964	8,357,370
ESCO Technologies, Inc.	63,866	7,658,172
Federal Signal Corp.	151,539	14,318,920
Franklin Electric Co., Inc.	98,285	10,207,880
Gates Industrial Corp. PLC(a)	509,944	9,260,583
Greenbrier Companies, Inc. (The)	77,209	3,740,776
Hillenbrand, Inc.	174,093	5,738,105
John Bean Technologies Corp.	78,945	7,092,419
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kennametal, Inc.	195,103	5,047,315
Lindsay Corp.	27,377	3,396,117
Mueller Industries, Inc.	281,736	20,485,024
Proto Labs, Inc.(a)	62,787	1,920,026
SPX Technologies, Inc.(a)	114,659	18,705,469
Standex International Corp.	29,397	5,251,774
Tennant Co.	47,140	4,604,164
Titan International, Inc.(a)	126,511	1,053,837
Trinity Industries, Inc.	202,965	6,699,875
Wabash National Corp.	111,663	2,172,962
Total		160,965,510
Marine Transportation 0.4%
Matson, Inc.	84,741	11,719,680
Passenger Airlines 0.8%
Alaska Air Group, Inc.(a)	314,710	11,364,178
Allegiant Travel Co.	35,844	1,508,315
JetBlue Airways Corp.(a)	843,582	4,285,397
Skywest, Inc.(a)	99,848	7,742,214
Sun Country Airlines Holdings, Inc.(a)	94,033	1,032,482
Total		25,932,586
Professional Services 1.4%
CSG Systems International, Inc.	70,533	3,422,261
Heidrick & Struggles International, Inc.	50,218	1,938,415
Kelly Services, Inc., Class A	79,860	1,685,845
Korn/Ferry International	129,414	9,453,693
NV5 Global, Inc.(a)	32,035	3,079,524
Robert Half, Inc.	256,382	16,067,460
Verra Mobility Corp.(a)	413,005	11,403,068
Total		47,050,266
Trading Companies & Distributors 1.4%
Air Lease Corp.	256,871	11,885,421
Boise Cascade Co.	97,913	13,278,961
DNOW, Inc.(a)	264,886	3,448,816
DXP Enterprises, Inc.(a)	32,393	1,781,615
GMS, Inc.(a)	98,794	8,574,331
Rush Enterprises, Inc., Class A	153,523	8,090,662
Total		47,059,806
Total Industrials		556,341,569
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 11.9%
Communications Equipment 1.2%
Calix, Inc.(a)	144,635	5,386,207
Digi International, Inc.(a)	90,215	2,657,734
Extreme Networks, Inc.(a)	322,289	5,076,052
Harmonic, Inc.(a)	289,040	4,176,628
InterDigital, Inc.	62,586	8,671,916
Netscout Systems, Inc.(a)	177,122	3,804,581
Viasat, Inc.(a)	186,487	2,927,846
Viavi Solutions, Inc.(a)	553,661	4,767,021
Total		37,467,985
Electronic Equipment, Instruments & Components 4.1%
Advanced Energy Industries, Inc.	92,864	9,851,942
Arlo Technologies, Inc.(a)	242,009	2,841,186
Badger Meter, Inc.	72,901	15,086,133
Benchmark Electronics, Inc.	89,399	3,800,351
CTS Corp.	75,818	3,734,036
ePlus, Inc.(a)	66,081	6,341,133
Fabrinet(a)	89,645	21,842,004
Insight Enterprises, Inc.(a)	68,632	14,897,948
Itron, Inc.(a)	113,761	11,628,649
Knowles Corp.(a)	222,578	4,106,564
OSI Systems, Inc.(a)	38,901	5,830,093
PC Connection, Inc.	28,115	2,054,644
Plexus Corp.(a)	67,926	8,702,000
Rogers Corp.(a)	41,645	4,466,843
Sanmina Corp.(a)	137,534	9,542,109
Scansource, Inc.(a)	61,282	3,121,705
TTM Technologies, Inc.(a)	252,419	4,909,550
Total		132,756,890
IT Services 0.6%
DigitalOcean Holdings, Inc.(a)	133,292	4,989,120
DXC Technology Co.(a)	443,729	9,171,878
Perficient, Inc.(a)	87,202	6,554,974
Total		20,715,972
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.4%
Alpha & Omega Semiconductor Ltd.(a)	57,660	2,410,764
Axcelis Technologies, Inc.(a)	80,684	8,821,182
Ceva, Inc.(a)	58,487	1,400,179
Cohu, Inc.(a)	116,780	3,142,550
Diodes, Inc.(a)	114,391	7,971,909
Formfactor, Inc.(a)	191,392	9,334,188
Ichor Holdings Ltd.(a)	83,023	2,573,713
Kulicke & Soffa Industries, Inc.	137,558	6,026,416
MaxLinear, Inc.(a)	187,454	2,845,552
PDF Solutions, Inc.(a)	76,198	2,404,047
Photronics, Inc.(a)	157,127	4,063,304
Semtech Corp.(a)	160,125	7,016,677
SiTime Corp.(a)	43,679	6,318,604
SMART Global Holdings, Inc.(a)	129,704	2,687,467
SolarEdge Technologies, Inc.(a)	142,109	3,457,512
Ultra Clean Holdings, Inc.(a)	111,373	4,198,762
Veeco Instruments, Inc.(a)	140,470	4,985,280
Total		79,658,106
Software 3.5%
A10 Networks, Inc.	173,579	2,390,183
ACI Worldwide, Inc.(a)	261,506	13,169,442
Adeia, Inc.	269,112	3,390,811
Agilysys, Inc.(a)	50,080	5,664,048
Alarm.com Holdings, Inc.(a)	124,476	7,411,301
Blackline, Inc.(a)	127,251	6,305,287
Box, Inc., Class A(a)	358,015	11,671,289
DoubleVerify Holdings, Inc.(a)	349,384	6,882,865
Envestnet, Inc.(a)	124,377	7,804,657
LiveRamp Holdings, Inc.(a)	164,145	4,254,639
Marathon Digital Holdings, Inc.(a)	676,969	11,305,382
N-Able, Inc.(a)	174,130	2,239,312
NCR Voyix Corp.(a)	341,674	4,609,182
Progress Software Corp.	107,187	6,232,924
SolarWinds Corp.	129,313	1,653,913
Sprinklr, Inc., Class A(a)	297,154	2,665,472
SPS Commerce, Inc.(a)	91,845	18,345,120
Total		115,995,827
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.1%
Corsair Gaming, Inc.(a)	108,235	754,398
Xerox Holdings Corp.	283,386	3,210,763
Total		3,965,161
Total Information Technology		390,559,941
Materials 5.5%
Chemicals 2.2%
AdvanSix, Inc.	66,515	1,966,183
Balchem Corp.	80,414	14,235,690
Hawkins, Inc.	47,197	5,978,444
HB Fuller Co.	135,143	11,576,349
Ingevity Corp.(a)	83,794	3,312,377
Innospec, Inc.	61,837	7,127,333
Koppers Holdings, Inc.	52,579	2,081,077
Mativ Holdings, Inc.	134,729	2,554,462
Minerals Technologies, Inc.	79,980	6,166,458
Quaker Chemical Corp.	34,357	5,815,609
Sensient Technologies Corp.	105,071	8,178,727
Stepan Co.	52,954	4,110,819
Total		73,103,528
Containers & Packaging 0.6%
Myers Industries, Inc.	92,220	1,410,044
O-I Glass, Inc.(a)	386,212	4,901,030
Sealed Air Corp.	361,145	12,622,018
Total		18,933,092
Metals & Mining 2.4%
Alpha Metallurgical Resources, Inc.	28,711	6,866,236
Arch Resources, Inc.	44,930	6,129,800
ATI, Inc.(a)	308,631	19,715,348
Carpenter Technology Corp.	123,035	17,811,777
Century Aluminum Co.(a)	128,749	1,848,836
Compass Minerals International, Inc.	84,062	742,267
Haynes International, Inc.	31,490	1,893,809
Kaiser Aluminum Corp.	39,486	2,943,681
Materion Corp.	51,416	5,966,313
Metallus, Inc.(a)	96,818	1,574,261
Olympic Steel, Inc.	24,298	974,350
SunCoke Energy, Inc.	208,518	1,868,321
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Warrior Met Coal, Inc.	129,714	7,952,765
Worthington Steel, Inc.	76,224	2,698,329
Total		78,986,093
Paper & Forest Products 0.3%
Clearwater Paper Corp.(a)	41,364	1,376,181
Mercer International, Inc.	109,336	656,016
Sylvamo Corp.	86,703	6,857,340
Total		8,889,537
Total Materials		179,912,250
Real Estate 7.4%
Diversified REITs 0.8%
Alexander & Baldwin, Inc.	180,038	3,562,952
American Assets Trust, Inc.	120,820	3,292,345
Armada Hoffler Properties, Inc.	166,350	2,047,768
Essential Properties Realty Trust, Inc.	434,783	13,873,926
Global Net Lease, Inc.	484,593	4,177,192
Total		26,954,183
Health Care REITs 0.7%
CareTrust REIT, Inc.	352,338	10,527,859
Community Healthcare Trust, Inc.	60,710	1,137,098
LTC Properties, Inc.	107,824	3,960,376
Medical Properties Trust, Inc.	1,488,837	6,699,766
Universal Health Realty Income Trust	31,545	1,416,371
Total		23,741,470
Hotel & Resort REITs 0.9%
Apple Hospitality REIT, Inc.	558,978	8,071,642
DiamondRock Hospitality Co.	520,988	4,579,485
Pebblebrook Hotel Trust	298,867	3,974,931
Service Properties Trust	411,108	1,928,097
Summit Hotel Properties, Inc.	268,331	1,821,967
Sunstone Hotel Investors, Inc.	505,140	5,268,610
Xenia Hotels & Resorts, Inc.	252,885	3,601,082
Total		29,245,814
Industrial REITs 0.5%
Innovative Industrial Properties, Inc.	70,260	8,731,913
LXP Industrial Trust	729,942	7,562,199
Total		16,294,112
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 1.1%
Brandywine Realty Trust	427,255	2,234,544
Douglas Emmett, Inc.	415,123	6,641,968
Easterly Government Properties, Inc.	255,452	3,351,530
Highwoods Properties, Inc.	262,885	8,470,155
Hudson Pacific Properties, Inc.	314,629	1,620,339
JBG SMITH Properties	207,418	3,609,073
SL Green Realty Corp.	160,728	10,710,914
Total		36,638,523
Real Estate Management & Development 0.6%
Cushman & Wakefield PLC(a)	488,539	6,351,007
eXp World Holdings, Inc.	192,021	2,258,167
Kennedy-Wilson Holdings, Inc.	289,925	3,223,966
Marcus & Millichap, Inc.	59,450	2,358,382
St. Joe Co. (The)	88,349	5,245,280
Total		19,436,802
Residential REITs 0.4%
Centerspace	36,984	2,766,403
Elme Communities	218,262	3,854,507
NexPoint Residential Trust, Inc.	56,671	2,680,539
Veris Residential, Inc.	199,654	3,501,931
Total		12,803,380
Retail REITs 1.8%
Acadia Realty Trust	255,903	5,760,377
Getty Realty Corp.	121,800	3,870,804
Macerich Co. (The)	535,090	8,545,387
Phillips Edison & Co., Inc.	303,569	11,219,910
Retail Opportunity Investments Corp.	316,104	4,833,230
Saul Centers, Inc.	32,118	1,311,057
SITE Centers Corp.	111,735	6,743,207
Tanger, Inc.	271,211	8,255,663
Urban Edge Properties	294,678	6,232,440
Whitestone REIT	117,712	1,579,695
Total		58,351,770
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.6%
Four Corners Property Trust, Inc.	228,138	6,467,712
Outfront Media, Inc.	362,050	6,172,952
Safehold, Inc.	111,616	2,797,097
Uniti Group, Inc.	595,871	2,597,998
Total		18,035,759
Total Real Estate		241,501,813
Utilities 2.0%
Electric Utilities 0.5%
MGE Energy, Inc.	89,722	7,779,346
Otter Tail Corp.	103,705	8,768,258
Total		16,547,604
Gas Utilities 0.3%
Chesapeake Utilities Corp.	55,233	6,540,692
Northwest Natural Holding Co.	94,315	3,793,349
Total		10,334,041
Independent Power and Renewable Electricity Producers 0.2%
Clearway Energy, Inc., Class A	85,848	2,306,736
Clearway Energy, Inc., Class C	204,497	5,922,233
Total		8,228,969
Multi-Utilities 0.3%
Avista Corp.	193,920	7,493,069
Unitil Corp.	40,099	2,417,970
Total		9,911,039
Water Utilities 0.7%
American States Water Co.	92,334	7,517,834
California Water Service Group	143,238	7,925,359
Middlesex Water Co.	44,218	2,786,176
SJW Corp.	72,750	4,291,522
Total		22,520,891
Total Utilities		67,542,544
Total Common Stocks (Cost $2,127,307,074)		3,213,504,782

Exchange-Traded Equity Funds 1.1%
	Shares	Value ($)
U.S. Small Cap 1.1%
iShares Core S&P Small-Cap ETF	304,207	35,440,116
Total Exchange-Traded Equity Funds (Cost $5,616,136)		35,440,116

Rights —%
Issuer	Shares	Value ($)
Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	23,460	0
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
Total		0
Total Health Care		0
Total Rights (Cost $—)		0

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(e),(f)	22,318,086	22,313,623
Total Money Market Funds (Cost $22,312,781)		22,313,623
Total Investments in Securities (Cost: $2,155,235,991)		3,271,258,521
Other Assets & Liabilities, Net		5,757,925
Net Assets		3,277,016,446
At August 31, 2024, securities and/or cash totaling $5,203,500 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	149	09/2024	USD	16,562,095	1,349,208	—
Russell 2000 Index E-mini	104	09/2024	USD	11,560,120	—	(21,602)
Total					1,349,208	(21,602)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	09/03/2021	23,460	—	—
OmniAb, Inc.	09/03/2021	23,460	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	17,150,386	288,033,431	(282,870,365)	171	22,313,623	(637)	542,210	22,318,086
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Fair value measurements   (continued)
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	98,533,094	—	—	98,533,094
Consumer Discretionary	430,883,553	—	—	430,883,553
Consumer Staples	108,125,005	—	—	108,125,005
Energy	152,478,165	—	—	152,478,165
Financials	638,132,583	—	—	638,132,583
Health Care	349,494,265	—	—	349,494,265
Industrials	556,341,569	—	—	556,341,569
Information Technology	390,559,941	—	—	390,559,941
Materials	179,912,250	—	—	179,912,250
Real Estate	241,501,813	—	—	241,501,813
Utilities	67,542,544	—	—	67,542,544
Total Common Stocks	3,213,504,782	—	—	3,213,504,782
Exchange-Traded Equity Funds	35,440,116	—	—	35,440,116
Rights
Health Care	—	—	0 *	0 *
Total Rights	—	—	0 *	0 *
Money Market Funds	22,313,623	—	—	22,313,623
Total Investments in Securities	3,271,258,521	—	0 *	3,271,258,521
Investments in Derivatives
Asset
Futures Contracts	1,349,208	—	—	1,349,208
Liability
Futures Contracts	(21,602)	—	—	(21,602)
Total	3,272,586,127	—	0 *	3,272,586,127

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2024

Statement of Assets and Liabilities
August 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,132,923,210)	$3,248,944,898
Affiliated issuers (cost $22,312,781)	22,313,623
Margin deposits on:
Futures contracts	5,203,500
Receivable for:
Capital shares sold	1,772,764
Dividends	3,538,336
Variation margin for futures contracts	180,180
Expense reimbursement due from Investment Manager	66
Total assets	3,281,953,367
Liabilities
Payable for:
Capital shares redeemed	4,570,689
Variation margin for futures contracts	2,942
Management services fees	17,833
Distribution and/or service fees	5,701
Compensation of board members	4,553
Deferred compensation of board members	335,203
Total liabilities	4,936,921
Net assets applicable to outstanding capital stock	$3,277,016,446
Represented by
Paid in capital	1,990,029,866
Total distributable earnings (loss)	1,286,986,580
Total - representing net assets applicable to outstanding capital stock	$3,277,016,446
Class A
Net assets	$838,495,047
Shares outstanding	33,385,510
Net asset value per share	$25.12
Institutional Class
Net assets	$1,151,303,626
Shares outstanding	45,289,795
Net asset value per share	$25.42
Institutional 2 Class
Net assets	$926,833,122
Shares outstanding	35,251,613
Net asset value per share	$26.29
Institutional 3 Class
Net assets	$360,384,651
Shares outstanding	14,731,610
Net asset value per share	$24.46
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2024

Statement of Operations
Six Months Ended August 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$30,115,036
Dividends — affiliated issuers	542,210
Foreign taxes withheld	(30,779)
Total income	30,626,467
Expenses:
Management services fees	3,203,479
Distribution and/or service fees
Class A	1,012,864
Compensation of board members	21,303
Deferred compensation of board members	39,932
Total expenses	4,277,578
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(52,459)
Total net expenses	4,225,119
Net investment income	26,401,348
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	171,004,924
Investments — affiliated issuers	(637)
Futures contracts	3,192,725
Net realized gain	174,197,012
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	81,025,675
Investments — affiliated issuers	171
Futures contracts	(350,837)
Net change in unrealized appreciation (depreciation)	80,675,009
Net realized and unrealized gain	254,872,021
Net increase in net assets resulting from operations	$281,273,369
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
Operations
Net investment income	$26,401,348	$45,982,599
Net realized gain	174,197,012	189,138,694
Net change in unrealized appreciation (depreciation)	80,675,009	(58,595,990)
Net increase in net assets resulting from operations	281,273,369	176,525,303
Distributions to shareholders
Net investment income and net realized gains
Class A	(30,276,971)	(45,081,961)
Institutional Class	(41,176,519)	(61,522,992)
Institutional 2 Class	(34,475,047)	(53,037,781)
Institutional 3 Class	(13,737,854)	(19,232,027)
Total distributions to shareholders	(119,666,391)	(178,874,761)
Decrease in net assets from capital stock activity	(138,774,171)	(237,934,031)
Total increase (decrease) in net assets	22,832,807	(240,283,489)
Net assets at beginning of period	3,254,183,639	3,494,467,128
Net assets at end of period	$3,277,016,446	$3,254,183,639

	Six Months Ended		Year Ended
	August 31, 2024 (Unaudited)		February 29, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,117,772	50,492,852	4,402,693	99,622,249
Distributions reinvested	1,129,440	25,491,461	1,697,913	38,030,042
Shares redeemed	(4,263,916)	(101,781,918)	(9,917,885)	(225,122,025)
Net decrease	(1,016,704)	(25,797,605)	(3,817,279)	(87,469,734)
Institutional Class
Shares sold	2,032,808	49,035,075	6,096,469	139,368,809
Distributions reinvested	1,680,624	38,368,652	2,513,585	56,886,586
Shares redeemed	(4,162,025)	(101,101,298)	(13,671,318)	(311,679,903)
Net decrease	(448,593)	(13,697,571)	(5,061,264)	(115,424,508)
Institutional 2 Class
Shares sold	2,732,289	68,010,710	13,452,456	322,524,284
Distributions reinvested	1,357,510	32,050,802	2,100,955	49,101,162
Shares redeemed	(8,534,944)	(213,573,083)	(17,833,893)	(420,578,463)
Net decrease	(4,445,145)	(113,511,571)	(2,280,482)	(48,953,017)
Institutional 3 Class
Shares sold	3,632,151	83,063,768	6,317,154	136,351,997
Distributions reinvested	255,053	5,603,520	320,044	6,984,375
Shares redeemed	(3,177,498)	(74,434,712)	(5,831,371)	(129,423,144)
Net increase	709,706	14,232,576	805,827	13,913,228
Total net decrease	(5,200,736)	(138,774,171)	(10,353,198)	(237,934,031)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2024

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Columbia Small Cap Index Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2024 (Unaudited)	$23.97	0.18	1.88	2.06	(0.00)(c)	(0.91)	(0.91)
Year Ended 2/29/2024	$23.91	0.28	1.05	1.33	(0.30)	(0.97)	(1.27)
Year Ended 2/28/2023	$27.52	0.26	(1.51)	(1.25)	(0.28)	(2.08)	(2.36)
Year Ended 2/28/2022	$28.74	0.25	0.90	1.15	(0.27)	(2.10)	(2.37)
Year Ended 2/28/2021	$20.32	0.18	8.97	9.15	(0.22)	(0.51)	(0.73)
Year Ended 2/29/2020	$23.54	0.24	(2.00)	(1.76)	(0.26)	(1.20)	(1.46)
Institutional Class
Six Months Ended 8/31/2024 (Unaudited)	$24.23	0.21	1.90	2.11	(0.01)	(0.91)	(0.92)
Year Ended 2/29/2024	$24.15	0.34	1.07	1.41	(0.36)	(0.97)	(1.33)
Year Ended 2/28/2023	$27.77	0.32	(1.53)	(1.21)	(0.33)	(2.08)	(2.41)
Year Ended 2/28/2022	$28.96	0.33	0.91	1.24	(0.33)	(2.10)	(2.43)
Year Ended 2/28/2021	$20.47	0.24	9.03	9.27	(0.27)	(0.51)	(0.78)
Year Ended 2/29/2020	$23.69	0.30	(2.02)	(1.72)	(0.30)	(1.20)	(1.50)
Institutional 2 Class
Six Months Ended 8/31/2024 (Unaudited)	$25.03	0.21	1.97	2.18	(0.01)	(0.91)	(0.92)
Year Ended 2/29/2024	$24.90	0.35	1.11	1.46	(0.36)	(0.97)	(1.33)
Year Ended 2/28/2023	$28.55	0.33	(1.57)	(1.24)	(0.33)	(2.08)	(2.41)
Year Ended 2/28/2022	$29.71	0.34	0.93	1.27	(0.33)	(2.10)	(2.43)
Year Ended 2/28/2021	$20.98	0.25	9.26	9.51	(0.27)	(0.51)	(0.78)
Year Ended 2/29/2020	$24.25	0.30	(2.07)	(1.77)	(0.30)	(1.20)	(1.50)
Institutional 3 Class
Six Months Ended 8/31/2024 (Unaudited)	$23.35	0.20	1.83	2.03	(0.01)	(0.91)	(0.92)
Year Ended 2/29/2024	$23.33	0.33	1.02	1.35	(0.36)	(0.97)	(1.33)
Year Ended 2/28/2023	$26.91	0.33	(1.50)	(1.17)	(0.33)	(2.08)	(2.41)
Year Ended 2/28/2022	$28.13	0.32	0.89	1.21	(0.33)	(2.10)	(2.43)
Year Ended 2/28/2021	$19.91	0.23	8.77	9.00	(0.27)	(0.51)	(0.78)
Year Ended 2/29/2020	$23.08	0.29	(1.96)	(1.67)	(0.30)	(1.20)	(1.50)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2024 (Unaudited)	$25.12	9.03%	0.45%	0.45%	1.46%	11%	$838,495
Year Ended 2/29/2024	$23.97	6.02%	0.45% (d),(e)	0.45% (d),(e),(f)	1.25%	29%	$824,702
Year Ended 2/28/2023	$23.91	(3.93% )	0.45% (d),(e)	0.45% (d),(e),(f)	1.06%	16%	$913,784
Year Ended 2/28/2022	$27.52	3.62%	0.45% (d)	0.45% (d),(f)	0.84%	13%	$1,070,943
Year Ended 2/28/2021	$28.74	46.15%	0.45% (e)	0.45% (e),(f)	0.89%	24%	$1,179,484
Year Ended 2/29/2020	$20.32	(8.08% )	0.45% (e)	0.45% (e),(f)	1.04%	17%	$1,032,677
Institutional Class
Six Months Ended 8/31/2024 (Unaudited)	$25.42	9.14%	0.20%	0.20%	1.71%	11%	$1,151,304
Year Ended 2/29/2024	$24.23	6.30%	0.20% (d),(e)	0.20% (d),(e),(f)	1.50%	29%	$1,108,362
Year Ended 2/28/2023	$24.15	(3.72% )	0.20% (d),(e)	0.20% (d),(e),(f)	1.29%	16%	$1,226,987
Year Ended 2/28/2022	$27.77	3.92%	0.20% (d)	0.20% (d),(f)	1.09%	13%	$1,763,233
Year Ended 2/28/2021	$28.96	46.46%	0.20% (e)	0.20% (e),(f)	1.14%	24%	$1,920,981
Year Ended 2/29/2020	$20.47	(7.85% )	0.20% (e)	0.20% (e),(f)	1.29%	17%	$1,603,859
Institutional 2 Class
Six Months Ended 8/31/2024 (Unaudited)	$26.29	9.13%	0.20%	0.20%	1.71%	11%	$926,833
Year Ended 2/29/2024	$25.03	6.31%	0.20% (d),(e)	0.20% (d),(e)	1.49%	29%	$993,642
Year Ended 2/28/2023	$24.90	(3.73% )	0.20% (d),(e)	0.20% (d),(e)	1.31%	16%	$1,045,399
Year Ended 2/28/2022	$28.55	3.92%	0.20% (d)	0.20% (d)	1.09%	13%	$1,199,980
Year Ended 2/28/2021	$29.71	46.48%	0.20% (e)	0.20% (e)	1.12%	24%	$1,236,122
Year Ended 2/29/2020	$20.98	(7.87% )	0.20% (e)	0.20% (e)	1.29%	17%	$638,046
Institutional 3 Class
Six Months Ended 8/31/2024 (Unaudited)	$24.46	9.14%	0.20%	0.20%	1.71%	11%	$360,385
Year Ended 2/29/2024	$23.35	6.26%	0.20% (d),(e)	0.20% (d),(e)	1.50%	29%	$327,477
Year Ended 2/28/2023	$23.33	(3.69% )	0.20% (d),(e)	0.20% (d),(e)	1.41%	16%	$308,297
Year Ended 2/28/2022	$26.91	3.93%	0.20% (d)	0.20% (d)	1.09%	13%	$90,933
Year Ended 2/28/2021	$28.13	46.41%	0.20% (e)	0.20% (e)	1.16%	24%	$75,812
Year Ended 2/29/2020	$19.91	(7.84% )	0.20% (e)	0.20% (e)	1.30%	17%	$82,471
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2024

Notes to Financial Statements
August 31, 2024 (Unaudited)
Note 1. Organization
Columbia Small Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Columbia Small Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
Columbia Small Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Small Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,349,208 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	21,602 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	3,192,725

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(350,837)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	29,487,884
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Columbia Small Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Columbia Small Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Small Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2025 (%)
Class A	0.45
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,155,236,000	1,385,583,000	(268,233,000)	1,117,350,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Small Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $361,087,738 and $594,722,729, respectively, for the six months ended August 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2024.
Columbia Small Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Note 9. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could

Columbia Small Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Small Cap Index Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Small Cap Index Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
Columbia Small Cap Index Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Small Cap Index Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Small Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR228_02_P01_(10/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	October 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	October 23, 2024